Inventories, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
VASO CORPORATION [Member]
Inventories, Net [Line Items]
INVENTORIES, NET

NOTE H — INVENTORIES, NET

Inventories, net of reserves, consist of the following:

	(in thousands)
	September 30, 2023	December 31, 2022
Raw materials	$731	$751
Work in process	35	6
Finished goods	630	716
	$1,396	$1,473

The Company maintained reserves for slow moving inventories of $164,000 and $163,000 at September 30, 2023 and December 31, 2022, respectively.

NOTE E — INVENTORIES

Inventories, net of reserves, consisted of the following:

	(in thousands)
	December 31, 2022	December 31, 2021
Raw materials	$751	$744
Work in process	6	4
Finished goods	716	399
	$1,473	$1,147

At December 31, 2022 and 2021, the Company maintained reserves for slow moving inventories of $163,000 and $165,000, respectively.